Eaton Vance

Connecticut Municipal Income Fund

October 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 95.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.5%
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/34	$1,000	$1,228,010

		$1,228,010

Education — 18.1%
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/31	$500	$542,340
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/32	1,125	1,218,949
Connecticut Health and Educational Facilities Authority, (Connecticut College), 5.00%, 7/1/30	1,255	1,358,625
Connecticut Health and Educational Facilities Authority, (Fairfield University), 4.00%, 7/1/47	2,000	2,181,580
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), 5.00%, 7/1/34	1,475	1,733,833
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/37	450	537,705
Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/28	135	159,813
Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/29	100	117,192
Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/30	125	144,934
Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/33	430	492,384
Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/34	1,085	1,239,450
Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/36	430	488,514
Connecticut Health and Educational Facilities Authority, (University of New Haven), 5.00%, 7/1/34	810	959,397
Connecticut Health and Educational Facilities Authority, (University of New Haven), 5.00%, 7/1/35	850	1,004,088
Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/27	1,000	1,269,330
University of Connecticut, 5.00%, 11/15/29	1,000	1,099,460

		$14,547,594

Escrowed/Prerefunded — 8.7%
Connecticut Health and Educational Facilities Authority, (Fairfield University), Prerefunded to 7/1/20, 5.00%, 7/1/40	$1,500	$1,537,950
Connecticut Health and Educational Facilities Authority, (Middlesex Hospital), Prerefunded to 7/1/21, 5.00%, 7/1/24	1,000	1,062,880
Connecticut Health and Educational Facilities Authority, (Wesleyan University), Prerefunded to 7/1/20, 5.00%, 7/1/39	2,000	2,051,260
Connecticut Health and Educational Facilities Authority, (Western Connecticut Health Network), Prerefunded to 7/1/21, 5.00%, 7/1/29	1,000	1,062,880
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Hospital), Prerefunded to 7/1/20, 5.75%, 7/1/34	1,000	1,029,860
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	135	135,460
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	150	150,525

		$7,030,815

Security	Principal Amount (000’s omitted)	Value
General Obligations — 17.6%
Colchester, 4.00%, 10/15/28	$440	$495,796
Connecticut, 5.00%, 4/15/30	1,150	1,451,219
Connecticut, 5.00%, 4/15/39	100	122,489
East Lyme, 4.00%, 7/15/22	350	356,545
East Lyme, 4.00%, 7/15/23	525	534,823
Enfield, 4.00%, 8/1/29	500	591,095
Fairfield, 5.00%, 1/1/23	1,000	1,121,210
Greenwich, 4.00%, 7/15/29	450	503,105
Greenwich, 4.00%, 7/15/30	250	277,773
Greenwich, 4.00%, 7/15/32	400	441,524
North Haven, 5.00%, 7/15/23	1,475	1,682,621
North Haven, 5.00%, 7/15/25	1,490	1,792,083
Norwalk, 4.00%, 7/1/26	1,975	2,066,758
Rocky Hill, 4.00%, 1/15/33	1,000	1,165,240
Stamford, 4.00%, 7/1/25	370	387,512
Stamford, 4.00%, 6/1/33	1,000	1,159,610

		$14,149,403

Hospital — 10.5%
Connecticut Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/40	$1,000	$1,001,180
Connecticut Health and Educational Facilities Authority, (Nuvance Health), 4.00%, 7/1/38	1,500	1,659,660
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/46	1,000	1,055,550
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/33	2,015	2,408,066
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00%, 7/1/31	500	577,315
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00%, 7/1/34	1,520	1,735,916

		$8,437,687

Housing — 1.0%
Connecticut Housing Finance Authority, 4.00%, 11/15/38	$750	$813,750

		$813,750

Industrial Development Revenue — 1.3%
Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	$1,070	$1,073,788

		$1,073,788

Insured – Education — 9.2%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$1,950	$2,600,657
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,050	2,766,003
Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	1,960	2,058,020

		$7,424,680

Insured – Escrowed/Prerefunded — 1.4%
Bridgeport, (AGM), 4.00%, 8/15/21	$1,075	$1,128,632

		$1,128,632

Security	Principal Amount (000’s omitted)	Value
Insured – General Obligations — 5.3%
Bridgeport, (AGM), 5.00%, 8/15/32	$1,120	$1,328,510
Connecticut, (AMBAC), 5.25%, 6/1/20	1,000	1,023,360
Hartford, (AGC), 5.00%, 8/15/28	500	501,300
Hartford, (AGM), 5.00%, 4/1/31	240	258,214
New Haven, (AGM), 5.00%, 8/1/25	1,000	1,143,920

		$4,255,304

Insured – Transportation — 2.2%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,600	$1,786,160

		$1,786,160

Insured – Water and Sewer — 5.0%
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$4,053,110

		$4,053,110

Senior Living/Life Care — 1.5%
Connecticut Health and Educational Facilities Authority, (Covenant Home, Inc.), 5.00%, 12/1/34	$1,000	$1,182,930

		$1,182,930

Special Tax Revenue — 2.7%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/29	$2,000	$2,208,820

		$2,208,820

Student Loan — 1.0%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.00%, 11/15/30	$555	$582,611
Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.125%, 11/15/33	210	225,639

		$808,250

Transportation — 1.4%
Connecticut Airport Authority, (Ground Transportation Center), (AMT), 4.00%, 7/1/49	$1,000	$1,089,620

		$1,089,620

Water and Sewer — 6.9%
Greater New Haven Water Pollution Control Authority, 5.00%, 8/15/32	$1,000	$1,150,630
Hartford County Metropolitan District, (Clean Water), 5.00%, 4/1/36	1,500	1,617,720
South Central Connecticut Regional Water Authority, 4.00%, 8/1/34	450	523,710
South Central Connecticut Regional Water Authority, 5.00%, 8/1/32	355	455,596
Stamford, (Water Pollution Control System), 4.00%, 4/1/44	1,000	1,119,710
Stamford, (Water Pollution Control System), 5.00%, 9/15/29	200	239,384
Stamford, (Water Pollution Control System), 5.00%, 9/15/30	125	148,995
Stamford, (Water Pollution Control System), 5.00%, 4/1/33	100	128,011
Stamford, (Water Pollution Control System), 5.00%, 4/1/34	100	127,801

		$5,511,557

Total Tax-Exempt Investments — 95.3% (identified cost $71,638,991)		$76,730,110

Other Assets, Less Liabilities — 4.7%		$3,766,500

Net Assets — 100.0%		$80,496,610

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2019, 24.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.0% to 8.3% of total investments.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at October 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$76,730,110	$—	$76,730,110
Total Investments	$—	$76,730,110	$—	$76,730,110

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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